LEASES (Details Narrative) - Maius Pharmaceutical Co. Ltd [Member] - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Operating lease expense	$ 18,651	$ 22,430	$ 44,889	$ 45,436
Office Leases [Member]
Property, Plant and Equipment [Line Items]
operating leases year	12 months		12 months